Employee benefits and private pension plan - Post-employment Benefits (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Total		R$ 222,876	R$ 264,823	R$ 215,556	R$ 215,719
Current		24,098	23,612
Non-current		198,778	241,211
Health and dental care plan [member]
Disclosure of defined benefit plans [line items]
Total	[1]	177,958	211,279
Indemnification of FGTS [member]
Disclosure of defined benefit plans [line items]
Total		32,420	38,456
Seniority bonus [member]
Disclosure of defined benefit plans [line items]
Total		1,795	2,026
Life insurance [member]
Disclosure of defined benefit plans [line items]
Total	[2]	R$ 10,703	R$ 13,062

[1]	Applicable to Ipiranga, Tropical (merged by Ipiranga) and Iconic.
[2]	Applicable to Ipiranga, Tropical (merged by Ipiranga), Ultragaz and Ultrapar.